Convertible Promissory Notes (Details) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 08, 2021	Mar. 26, 2021	Jul. 26, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 08, 2022
Convertible Promissory Notes (Details) [Line Items]
Aggregate principle amount	$ 24,860,000
Aggregate original issue discount	497,200
Total purchase price	24,362,800	$ 1.65
Payment of expense	617,825
Net proceeds	23,744,975
Purchase price for the acquisition	$ 10,687,500
Secured convertible promissory notes, description	the Company granted the financing agent warrants for the purchase of 1,875 common shares with a fair value of $956,526 and 7.5% interest in High Mountain and Innovative Cabinets which had a fair value of $1,146,803
Remaining principal balance								$ 22,432,803
Debt discounts								2,427,197
Accrued interest								$ 500,702
Bear interest, description								The notes bear interest at a rate per annum equal to the greater of (i) 4.75% plus the U.S. Prime Rate that appears in The Wall Street Journal from time to time or (ii) 8%; provided that, upon an event of default (as defined in the notes), such rate shall increase to 24% or the maximum legal rate. Payments of interest only, computed at such rate on the outstanding principal amount, will be due and payable quarterly in arrears commencing on January 1, 2022 and continuing on the first day of each calendar quarter thereafter through and including the maturity date, October 8, 2026.
Prepayment fee								10.00%
Conversion price (in Dollars per share)			$ 420					$ 420
Convert percentage										20.00%
Subject to equitable adjustments for stock splits (in Dollars per share)								$ 1,000
Convertible notes			$ 3,360,000	$ 25,245,621		$ 25,245,621		$ 24,667,799	$ 26,630,655
Extinguishment of deb			$ 1,280,000		$ (2,039,815)		$ (2,039,815)	$ (2,039,815)	$ (137,692)
Convertible notes, description								The remaining principal balance of the convertible notes at December 31, 2022 is $2,234,996, net of debt discounts of $285,350, and an accrued interest balance of $381,426.
6% Subordinated Convertible Promissory Notes [Member]
Convertible Promissory Notes (Details) [Line Items]
Aggregate principle amount	$ 5,880,345
Bear interest, description								The notes bear interest at a rate of six percent (6%) per annum and are due and payable on October 8, 2024; provided that upon an event of default (as defined in the notes), such interest rate shall increase to ten percent (10%) per annum. 1847 Cabinet may prepay the notes in whole or in part, without penalty or premium, upon ten (10) business days prior written notice to the holders of the notes.
Issuance of subordinated convertible promissory notes	6.00%
Leonite Capital Note [Member]
Convertible Promissory Notes (Details) [Line Items]
Convertible shares (in Shares)			8,000